Debt and Capital Structure - Mandatory Debt Payments (Details) - Long-Term Debt $ in Millions, $ in Millions	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Nov. 20, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 8,337			$ 7,470
Total Debt Principal, (CAD equivalent)	11,037			7,470
2026
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	0
2027
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	0
2028
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	1,250
2029
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	2,950
2030
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	0
Thereafter
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	6,837
U.S. Dollar Denominated Senior Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal	5,887	$ 4,296	$ 2,600	5,470	$ 3,800
Total Debt Principal, (CAD equivalent)	5,887			5,470
U.S. Dollar Denominated Senior Unsecured Notes | 2026
Disclosure of detailed information about borrowings [line items]
Total debt principal		0
Total Debt Principal, (CAD equivalent)	0
U.S. Dollar Denominated Senior Unsecured Notes | 2027
Disclosure of detailed information about borrowings [line items]
Total debt principal		0
Total Debt Principal, (CAD equivalent)	0
U.S. Dollar Denominated Senior Unsecured Notes | 2028
Disclosure of detailed information about borrowings [line items]
Total debt principal		0
Total Debt Principal, (CAD equivalent)	0
U.S. Dollar Denominated Senior Unsecured Notes | 2029
Disclosure of detailed information about borrowings [line items]
Total debt principal		183
Total Debt Principal, (CAD equivalent)	250
U.S. Dollar Denominated Senior Unsecured Notes | 2030
Disclosure of detailed information about borrowings [line items]
Total debt principal		0
Total Debt Principal, (CAD equivalent)	0
U.S. Dollar Denominated Senior Unsecured Notes | Thereafter
Disclosure of detailed information about borrowings [line items]
Total debt principal		$ 4,113
Total Debt Principal, (CAD equivalent)	5,637
Canadian Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal	2,450			$ 2,000
Total Debt Principal, (CAD equivalent)	2,450
Canadian Dollar Denominated Unsecured Notes | 2026
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	0
Canadian Dollar Denominated Unsecured Notes | 2027
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	0
Canadian Dollar Denominated Unsecured Notes | 2028
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	1,250
Canadian Dollar Denominated Unsecured Notes | 2029
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	0
Canadian Dollar Denominated Unsecured Notes | 2030
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	0
Canadian Dollar Denominated Unsecured Notes | Thereafter
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	1,200
Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	2,700
Term Loan Facility | 2026
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	0
Term Loan Facility | 2027
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	0
Term Loan Facility | 2028
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	0
Term Loan Facility | 2029
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	2,700
Term Loan Facility | 2030
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	0
Term Loan Facility | Thereafter
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	$ 0